Significant Accounting Policies (Policy)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Significant Accounting Policies [Abstract]
Management Estimates
Management Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents

We consider all cash on hand and in banks, and highly liquid investments with maturities of three months or less, to be cash equivalents. At June 30, 2013 and December 31, 2012, we had bank balances of $321,023 and $38,847, respectively, in excess of amounts insured by the Federal Deposit Insurance Corporation.  We have not experienced any losses in such accounts, and believe we are not exposed to any significant credit risk on cash and cash equivalents.

Current financial market conditions have had the effect of restricting liquidity of cash management investments and have increased the risk of even the most liquid investments and the viability of some financial institutions.  We do not believe, however, that these conditions will materially affect our business or our ability to meet our obligations or pursue our business plans.

Cash and Cash Equivalents

We consider all cash on hand and in banks, and highly liquid investments with maturities of three months or less, to be cash equivalents. At December 31, 2012 and 2011, we had bank balances of $38,847 and $909,182, respectively in excess of amounts insured by the Federal Deposit Insurance Corporation. In addition we have restricted cash of $140,700, which represents a deposit to the Utah District Court, which is held pending the outcome of our litigation with our equipment lessor.  We have not experienced any losses in such accounts, and believe we are not exposed to any significant credit risk on cash and cash equivalents.

Current financial market conditions have had the effect of restricting liquidity of cash management investments and have increased the risk of even the most liquid investments and the viability of some financial institutions.  We do not believe, however, that these conditions will materially affect our business or our ability to meet our obligations or pursue our business plans.

Accounts Receivable
Accounts Receivable

Trade accounts receivable are carried at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts by identifying troubled accounts and by using historical experience applied to an aging of accounts. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when collected.

Included in our $93,379 and $821,608 net accounts receivable for the six months ended June 30, 2013 and the year ended December 31, 2012, respectively, were (i) $132,973 and $856,462 for billed trade receivables, respectively; (ii) $(3,113) and $44,478 of unbilled trade receivables less invoiced unearned revenue (iii) $1,479 and $1,808 for employee travel advances and other receivables, respectively; less (iv) ($37,960) and ($81,140) for allowance for uncollectible accounts, respectively.

The service contract with our largest customer expired May 31, 2013. The revenues from this customer accounted for 87% of our revenues for the six months ended June 30, 2013.

Account Receivables

Trade account receivables are carried at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts by identifying troubled accounts and by using historical experience applied to an aging of accounts. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received.

A trade receivable is considered to be past due if any portion of the receivable balance is outstanding for more than 90 days. After the receivable becomes past due, it is on non-accrual status and accrual of interest is suspended.

Inventories	Inventories Inventories consisting of electrical and computer parts are stated at the lower of cost or market determined using the first-in, first-out method.	Inventories Inventories consisting of electrical and computer parts are stated at the lower of cost or market determined using the first-in, first-out method.
Property and Equipment
Property and Equipment

Property and equipment are stated at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the property, generally from three to five years.  Repairs and maintenance costs are expensed as incurred except when such repairs significantly add to the useful life or productive capacity of the asset, in which case the repairs are capitalized.

Property and Equipment

Property and equipment are stated at cost. Depreciation is provided using the straight-line method over the estimated useful lives of the property, generally from three to five years.  Repairs and maintenance costs are expensed as incurred except when such repairs significantly add to the useful life or productive capacity of the asset, in which case the repairs are capitalized.

Patents and Intangibles
Patents and Intangibles

Patents represent initial legal costs incurred to apply for United States and international patents on the CodecSys technology, and are amortized on a straight-line basis over their useful life of approximately 20 years.  We have filed several patents in the United States and foreign countries. As of March 31, 2013, the United States Patent and Trademark Office had approved four patents.  Additionally, eleven foreign countries had approved patent rights.  While we are unsure whether we can develop the technology in order to obtain the full benefits, the patents themselves hold value and could be sold to companies with more resources to complete the development. On-going legal expenses incurred for patent follow-up have been expensed from July 2005 forward.

Amortization expense recognized on all patents totaled $2,538 and $5,075 for both the three and six months ended June 30, 2013 and 2012, respectively. Estimated amortization expense, if all patents were issued at the beginning of 2013, for each of the next five years is as follows:

Year ending December 31:
2013	$11,343
2014	$10,121
2015	$10,121
2016	$10,121
2017	$10,121

Patents and Intangibles

Patents represent initial legal costs incurred to apply for United States and international patents on the CodecSys technology, and are amortized on a straight-line basis over their useful life of approximately 20 years.  We have filed several patents in the United States and foreign countries. As of December 31, 2012, the United States Patent and Trademark Office had approved four patents.  Additionally, eleven foreign countries had approved patent rights.  While we are unsure whether we can develop the technology in order to obtain the full benefits, the patents themselves hold value and could be sold to companies with more resources to complete the development. On-going legal expenses incurred for patent follow-up have been expensed from July 2005 forward. For the year ended December 31, 2011 we recorded a $26,180 valuation impairment related to two patent applications for areas outside the United States.

Amortization expense recognized on all patents totaled $10,151 for each of the years ended December 31, 2012 and 2011, respectively.

Estimated amortization expense, if all patents were issued at the beginning of 2013, for each of the next five years is as follows:

Year ending December 31:
2013	$11,343
2014	10,121
2015	10,121
2016	10,121
2017	10,121

Long-Lived Assets
Long-Lived Assets

We review our long-lived assets, including patents, annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, then the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets.  Fair value is determined by using cash flow analyses and other market valuations. For the six months ended June 30, 2013 we recorded a $136,621 loss on disposal of assets of which (i) $40,824 was for the abandonment of lease hold improvements related to our move from our 7050 Union Park location, (ii) $25,685 related to the retirement of furniture & fixtures, (iii) $70,112 related to equipment sold or no longer in use.

Long-Lived Assets

We review our long-lived assets, including patents, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets held and used is measured by a comparison of the carrying amount of an asset to future un-discounted net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, then the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets.  Fair value is determined by using cash flow analyses and other market valuations. After our review at December 31, 2012 it was determined that no adjustment was required.

Stock-based Compensation
Stock-based Compensation

In accordance with ASC Topic 718, stock-based compensation cost is estimated at the grant date, based on the estimated fair value of the awards, and recognized as expense ratably over the requisite service period of the award for awards expected to vest.

Income Taxes
Income Taxes

We account for income taxes in accordance with the asset and liability method of accounting for income taxes prescribed by ASC Topic 740.  Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to the taxable income in the years in which those temporary differences are expected to be recovered or settled.

Income Taxes

We account for income taxes in accordance with the asset and liability method of accounting for income taxes prescribed by ASC Topic 740.  Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to the taxable income in the years in which those temporary differences are expected to be recovered or settled.

Revenue Recognition
Revenue Recognition

We recognize revenue when evidence exists that there is an arrangement between us and our customers, delivery of equipment sold or service has occurred, the selling price to our customers is fixed and determinable with required documentation, and collectability is reasonably assured. We recognize as deferred revenue, payments made in advance by customers for services not yet provided.

When we enter into a multi-year contract with a customer to provide installation, network management, satellite transponder and help desk, or combination of these services, we recognize this revenue as services are performed and as equipment is sold. These agreements typically provide for additional fees, as needed, to be charged if on-site visits are required by the customer in order to ensure that each customer location is able to receive network communication. As these on-site visits are performed the associated revenue and cost are recognized in the period the work is completed. If we install, for an additional fee, new or replacement equipment to an immaterial number of new customer locations, and the equipment immediately becomes the property of the customer, the associated revenue and cost are recorded in the period in which the work is completed.

In instances where we have entered into license agreements with a third parties to use our technology within their product offering, we recognize any base or prepaid revenues over the term of the agreement and any per occurrence or periodic usage revenues in the period they are earned.

Revenue Recognition

We recognize revenue when evidence exists that there is an arrangement between us and our customers, delivery of equipment sold or service has occurred, the selling price to our customers is fixed and determinable with required documentation, and collectability is reasonably assured. We recognize as deferred revenue, payments made in advance by customers for services not yet provided.

When we enter into a multi-year contract with a customer to provide installation, network management, and satellite transponder and help desk, or combination of these services, we recognize this revenue as services are performed and as equipment is sold.  These agreements typically provide for additional fees, as needed, to be charged if on-site visits are required by the customer in order to ensure that each customer location is able to receive network communication. As these on-site visits are performed the associated revenue and cost are recognized in the period the work is completed. If we install, for an additional fee, new or replacement equipment to an immaterial number of new customer locations, and the equipment immediately becomes the property of the customer, the associated revenue and cost are recorded in the period in which the work is completed.

In instances where we have entered into license agreements with a third parties to use our technology within their product offering, we recognize any base or prepaid revenues over the term of the agreement and any per occurrence or periodic usage revenues in the period they are earned.

Research and Development
Research and Development

Research and development costs are expensed when incurred.  We expensed $168,939 and $394,313 of research and development costs for the three and six months ended June 30, 2013, respectively.  We expensed $464,847 and $1,021,414 of research and development costs for the three and six months ended June 30, 2012, respectively.

Research and Development

Research and development costs are expensed when incurred.  We expensed $1,754,163 and $2,410,249 of research and development costs for the years ended December 31, 2012 and 2011, respectively.

Concentration of Credit Risk
Concentration of Credit Risk

Financial instruments, which potentially subject us to concentration of credit risk, consist primarily of trade accounts receivable. In the normal course of business, we provide credit terms to our customers. Accordingly, we perform ongoing credit evaluations of our customers and maintain allowances for possible losses which, when realized, have been within the range of management's expectations.

For the six months ended June 30, 2013 and 2012, we had the same customer that individually constituted 87% and 86%, respectively of our total revenues.

The service contract with our largest customer expired May 31, 2013. The revenues from this customer accounted for 87% of our revenues for the six months ended June 30, 2013.

Concentration of Credit Risk

Financial instruments, which potentially subject us to concentration of credit risk, consist primarily of trade accounts receivable. In the normal course of business, we provide credit terms to our customers. Accordingly, we perform ongoing credit evaluations of our customers and maintain allowances for possible losses which, when realized, have been within the range of management's expectations.

For the years ended December 31, 2012 and 2011, we had the same customer that individually constituted 85% and 89%, of our total revenues, respectively.  Although the initial contract for this customer has expired, we received a contract extension through May 31, 2013 to continue to provide services. Unless we can replace that customer with another similarly large customer or customers, revenues will decline substantially, which will harm our business.

Weighted Average Shares
Weighted Average Shares

Basic earnings per common share is computed by dividing net income or loss applicable to common shareholders by the weighted average number of shares outstanding during each period. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the year, plus the dilutive common stock equivalents that would rise from the exercise of stock options, warrants and restricted stock units outstanding during the period, using the treasury stock method and the average market price per share during the period, plus the effect of assuming conversion of the convertible debt. The computation of diluted earnings per share does not assume conversion or exercise of securities that would have an anti-dilutive effect on earnings.

The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2011 and 2012:

	For the Year Ended 2011	For the year Ended 2012
Numerator
Net income	$1,304,446	$1,602,824
Denominator
Basic weighted average shares outstanding	75,416,916	100,978,223
Effect of dilutive securities:
Stock options and warrants	131,250	2,510,488
Restricted stock units	2,550,000	3,225,133
Diluted weighted average shares outstanding	78,098,166	106,533,844

Net income per common share
Basic	$0.02	$0.02
Diluted	$0.02	$0.02

Potentially dilutive securities representing 18,568,963 shares of common stock were excluded from the computation of diluted earnings per common share for the year ended December 31, 2012, because their effect would have been anti-dilutive.

Potentially dilutive securities representing 24,597,134 shares of common stock were excluded from the computation of diluted earnings per common share for the year ended December 31, 2011, because their effect would have been anti-dilutive.

Advertising Expenses
Advertising Expenses

We follow the policy of charging the costs of advertising to expense as incurred.  Advertising expense for the years ended December 31, 2012 and 2011 were $35,168 and $68,703, respectively.

Off-Balance Sheet Arrangements		Off-Balance Sheet Arrangements We have no off-balance sheet arrangements.
Recently Accounting Pronouncements
Recent Accounting Pronouncements

In August 2012, the FASB issued ASU No 2012-03, Technical Amendments and Corrections to SEC Sections. This Update makes changes to several of the SEC guidance literature sections within the Codification.  The main focus is to update the SEC guidance as per SAB 114 to reference the codification sections rather than the old standards prior to the codification.  The changes were mainly references and were not intended to change guidance. The amendments in this Update are effective immediately.  This guidance didn't have a significant impact on the Company's financials since it was an update of SEC referenced guidance and didn't change existing guidance.

In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350) - Testing Indefinite-Lived Intangible Assets for Impairment. The objective of this Update is to simplify how entities test indefinite-lived intangible assets for impairment and to have the testing be in-line with the updated guidance issued in 2011 related to impairment testing for goodwill. This Update allows entities to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative analysis. The more likely than not threshold is defined as having a likelihood of more than 50%.  The option to first assess qualitative factors can be bypassed and an entity can proceed directly to performing the quantitative impairment test and still be able to resume performing the qualitative assessment in subsequent years. Some examples of circumstances to consider are 1) cost factors that have a negative impact on earnings, 2) financial performance such as negative or declining cash flows, 3) legal, regulatory, contractual, political or business conditions, 4) other relevant entity specific events 5) industry and market conditions, and 6) macroeconomic conditions. The Update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before July 27, 2012 if the financial statements have not been issued.  The Company doesn't expect this Update to impact the Company's financials since it currently has no indefinite-lived intangibles other than goodwill, but the Company will plan on utilizing the qualitative assessment options if any are acquired.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220) - Presentation of Comprehensive Income. This Update eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity in order to increase the prominence of other comprehensive income items and to facilitate convergence with IFRS. The Update requires that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements (a statement of income and statement of other comprehensive income).  Additionally, adjustments for items reclassified from other comprehensive income to net income must be presented on the face of the financial statements.  This Update should be applied retrospectively. For public entities, the Update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the Update is effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. This impacts how items for Other Comprehensive Income are presented and the Company will follow the guidance starting in Q1 2012.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities. This Update is applicable to all entities that have financial instruments and derivative instruments that are either 1) offset in accordance with current guidance or 2) subject to an enforceable master netting arrangement.  The Update requires an entity with these types of instruments to disclose information about offsetting and related arrangements. Both net and gross information for these assets and liabilities is required to be disclosed. This Update is effective for fiscal years beginning on or after January 1, 2013. The Company doesn't expect this Update to impact the Company's financials since it does not currently have any financial instruments or derivative instruments that are offset.

In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other  (Topic 350)- Testing Goodwill for Impairment. The objective of this Update is to simplify how entities test goodwill for impairment. This Update now allows entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step process of (1) comparing the fair value of the reporting unit to its carrying value and (2) test to measure the amount of the impairment loss if the fair value is less than the carrying value.  The more likely than not threshold is defined as having a likelihood of more than 50%.  The option to first assess qualitative factors can be bypassed and an entity can proceed directly to performing the first step of the two-step goodwill impairment test. Some examples of circumstances to consider are 1) macroeconomic conditions, 2) industry and market conditions, 3) cost factors that have a negative impact on earnings, 4) overall financial performance such as negative or declining cash flows 5) other relevant entity specific events and 6) sustained decrease in stock price. The Update is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011 if the financial statements have not been issued.  If necessary, the Company will evaluate whether or not it will utilize the qualitative assessment option prior to performing the first goodwill impairment test in 2012, typically done during the 4th quarter.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in US GAAP and IFRSs. The Amendments in this Update will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with US GAAP and IFRSs.  The Boards of both organizations worked together to ensure fair value has the same meaning and the measurement and disclosures would be the same other than minor differences in wording. The Amendments explain how to measure fair value and do not require any additional fair value measurements. A couple of the more significant changes are 1) Clarification that quantitative information about unobservable inputs categorized as Level 3 should be disclosed, 2) Specifies that premiums and discounts should be applied in the absence of Level 1 input if market participants would do so, but that premiums or discounts related to size/quantity should not be considered, 3) Additional disclosure requirements for fair value measurements categorized as Level 3, an entity's us of a nonfinancial asset in a way that differs from the asset's highest and best use and the categorization by level for items not measured at fair value in the statement of financial position, but for which fair value disclosure is required. The amendments in this Update are to be applied prospectively. The Update is effective during interim and annual periods beginning after December 15, 2011.  The Company doesn't expect this guidance to have a significant impact on its financials since the amount of items disclosed at fair value is minimal, but will ensure the guidance is followed for items disclosed at fair value.